Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Schedule of Expenses Recognized

Expenses recognized in the financial statements:

	Year Ended December 31,
	2025	2024	2023

Research and development expenses	$365	$41	$83
General and administrative expenses	945	10	17
Total	$1,310	51	$100

Schedule of Share Options Outstanding and Exercisable

A summary of the Company’s share options outstanding and exercisable as of December 31, 2025 and 2024 and changes during the year then ended are presented below:

	2025
	Number of share option	Weighted average exercise price

Share options outstanding at beginning of year	164	$1,508

Share options outstanding at year end	164	1,508

Share options exercisable at year end	164	$1,508

Schedule of Fair Value of Share Options

The fair value of the Company’s share options granted was estimated using the Black-Scholes option pricing model using the following range assumptions:

Description	2023

Risk-free interest rate	4.00% - 4.22%
Expected volatility	90.02% - 94.24%
Dividend yield	0
Contractual life	5 - 7
Exercise price	0.02 – 1.133